ALL OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of All Other Assets

December 31	2022	2021
Derivative instruments (Note 22)	$454	$702
Assets held for sale	93	183
Prepaid taxes and deferred charges	313	286
Cash collateral on derivatives	—	76
Accrued interest and investment income	457	426
Other	83	198
All other current assets	$1,400	$1,871

Equity method and other investments	8,253	7,542
Long-term receivables (Note 4)	1,236	1,689
Prepaid taxes and deferred charges	583	689
Insurance receivables	2,438	8,650
Insurance cash and cash equivalents(a)	619	353
Pension surplus	1,793	1,930
Other	555	431
All other non-current assets	$15,477	$21,284
Total All other assets	$16,876	$23,155
(a) Cash and cash equivalents in our insurance entities are subject to regulatory restrictions and used for operations of those entities. Therefore, the balance is included in All other assets.

Equity Method Investments

	Equity method investment balance		Equity method income (loss)
December 31	2022	2021	2022	2021	2020
Aerospace	$1,931	$2,000	$149	$58	$(41)
Renewable Energy	752	739	32	39	13
Power	960	977	89	23	43
Corporate(a)	3,991	3,451	103	68	23
Total consolidated	$7,633	$7,167	$373	$188	$39
(a) Equity method investments within Corporate include investments held by EFS of $1,975 million and $1,943 million and held by our run-off insurance operations of $1,980 million and $1,480 million as of December 31, 2022 and 2021, respectively.